Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	₨ 9,716	₨ 14,567
Cash outflow for leases	1,825
Impairment loss recognised in profit or loss, property, plant and equipment	6,038
Inventory provision	260
Other development program write down cost	129
Gain recognized on other income	877
Impairment loss recognised in profit or loss, intangible assets other than goodwill	406
Lease liabilities	5,436
Global Generics-Complex Injectables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	535
Chimeric Antigen Receptor [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	885
Other development program write down cost	59
Classes of property, plant and equipment [domain]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	₨ 983	₨ 729
Capitalisation rate of borrowing costs eligible for capitalisation	6.48%	7.01%